NOTE 19 - CONTINGENCIES	6 Months Ended
Jun. 30, 2012
Notes to Financial Statements
NOTE 19 - CONTINGENCIES

NOTE 19 - CONTINGENCIES

The Company is subject to various claims and legal proceedings covering a wide range of matters that arise in the ordinary course of its business activities. Management believes that any liability that may ultimately result from the resolution of these matters will not have a material adverse effect on the financial condition or results of operations of the Company.

In October 2010 we received notice of a lawsuit filed against the Company by St. George Investments LLC relating to certain Agreements entered on January 15th, 2010 by EGPI Firecreek Inc. and St. George Investments LLC which include: i) Note Purchase Agreement, ii) Convertible Promissory Note, iii) Judgment by Confession and iv) Registration Rights Agreement. St. George Investments LLC believes that EGPI Firecreek is in breach of terms agreed upon pursuant to the aforementioned agreements and sought damages totaling $262,585 (includes principal, interest and all penalties/fees pursuant to plaintiff's initial disclosures dated 3/28/11). In July 2011, the Company and St. George Investments LLC entered into a settlement agreement where the Company agreed to pay $202,000 on various payment terms beginning with $10,000 on signing of agreement, followed by five payments beginning August through December 2011, and thereafter payments for 18 months in the amount of $6,158. St. George now claims EGPI defaulted on the payment schedule and entered a Confession of Judgment. On September 23, 2011, EGPI Firecreek, Inc. received notice that St. George Investments LLC had filed a second lawsuit arising out of the same claims. The Company is moving to set aside the Confession of Judgment on this basis and is answering and vigorously defending the second lawsuit. As of January 31, 2012, the Company entered into a Settlement Agreement with St. George Investments, LLC whereas among other terms due the Company agreed to two principal options for settlement with summary terms as follows: 1. A settlement payment in the total aggregate amount of $200,000 with $20,000 due January 21, 2012, and $10,000 per month thereafter on the 21st of each month thereafter going forward until paid or 2. A payment balloon of $100,000 paid by April 21, 2012 less $30,000 in payments as credited or $70,000 total upon which the Company or its parties shall have no further obligation to make settlement payments or pay any other amounts to St. George Investments, LLC thereafter. The Company is current in its payment through April 20, 2012 and negotiated a stock payment during the quarter ended June 30, 2012. We are further in discussions on negotiations to make our payments.The entire amount owed is accrued in notes payable in the financial statements.

In November 2010, EGPI Firecreek, Inc. and South Atlantic Traffic Corp. received a lawsuit notice from two of the former owners of SATCO, Mr. Jesse Joyner and Mr. James Stewart Hall. Mr. Joyner and Mr. Hall have subsequently resigned from their positions with the company.   The former owners of SATCO are suing for payment of promissory notes that are currently recorded in the financial statements, along with accrued interest and penalties and seeking damages for breach of their employment contracts.  On December 17, 2010, EGPI Firecreek, Inc. filed its answer to the claim and filed a counterclaim against Mr. Joyner and Mr. Hall. It is management's position that the Company is not liable and is currently exploring all defense and counter-suit options, and the Company will vigorously defend its position.

In May 2011 the Company received a lawsuit by Edelweiss Enterprises Inc. dba The Small Business Money Store (“SMBS”) seeking a judgment to collect amounts allegedly owed it relating to an account receivable factoring agreement, to the former subsidiary SATCO, in the total aggregate amount of $48,032. The Company believes that it is not liable, and will vigorously defend its position.

In August 2011, the Company received a lawsuit notice on behalf of our wholly owned subsidiary Energy Ventures One Inc whereas Contegra Construction Company LLC (“CCC”) is seeking a judgment to collect amounts owed it relating to a promissory note in the amount of $157,767, which includes interest and late fees. The amount is recorded as a liability in the financial statements.

In August 2011, the Company received a lawsuit notice on behalf of itself and our wholly owned subsidiary Energy Ventures One Inc. and Arctic Solar, LLC by Masters Equipment Services, Inc. (“Masters”) seeking a judgment to collect amounts allegedly owed it relating to a promissory note in the amount of $110,153, including interest and late fees. The Company is one of several parties named in the proceeding and is prepared to vigorously defend its position. The promissory note is recorded as a liability in the financial statements.

In February 2012 the Company received a lawsuit notice on behalf of itself by Morrell Saffa Craige, PC (“Morrell”) seeking the recovery of legal fees in the approximate sum of $25,000 owed to the Plaintiff in connection with its successful defense of a lawsuit styled Thermo Credit, LLC v. EGPI, et al. The Company owes the above fees and intends on paying the bill in full. The amount is recorded in the financial statements in accounts payable.

In May, 2012 a lawsuit was filed in the Clark County, Nevada District Court by Lakeview Consulting, LLC (“Lakeview”), against the Company and other various Does 1-V and Roes corporations V1-X. Lakeview alleges the Company failed or refused to convert shares on a Convertible Note in the amount of $35,000 and therefore the sum plus interest, damages, etc. The Company is one of several parties named in the proceeding and is prepared to vigorously defend its position. The amount is recorded as a liability in the financial statements.

As noted in our business combination footnote our SATCO acquisition contained certain make whole provisions that may impact us in the future.  In accordance with the make whole provision of the acquisition agreement pertaining to SATCO, $988,720 has been recorded in common stock subscribed for additional contingent consideration that is owed as of December 31, 2009.  The make whole provision provided that the owners of SATCO would be protected from decreases in the stock price of the Company for 1 year subsequent to the acquisition date.  The one year anniversary of the acquisition is November 4, 2010.  As of this date, the total fair value of the amount of contingent consideration owed in common shares is $1,119,580.  In accordance with ASC 805-30-35 pertaining to subsequent measurement of contingent consideration pursuant to a business combination, the additional $130,860 is not recorded due to the fact that this consideration is recorded in equity.  This amount will be recognized upon issuance of the shares in settlement of the amount owed.

As discussed in Note 11 above, we have certain notes that may become convertible in the future and potential result in further dilution to our common shareholders.

In July 2010 our Chanwest Resources, Inc. subsidiary operation (“CWR”) entered into a purchase lease agreement with Circle D Trucking of Texas which includes a right to purchase the leased equipment valued at $164,500.